Future accounting developments	12 Months Ended
Oct. 31, 2021
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Future accounting developments
5	Future Accounting Developments
The Bank actively monitors developments and changes in accounting standards from the IASB, as well as requirements from the other regulatory bodies, including OSFI. The Bank is currently assessing the impact of adoption of new standards issued by the IASB on its consolidated financial statements and also evaluating the alternative elections available on transition.
Effective November 1, 2023
Insurance Contracts
On May 18, 2017, the IASB issued IFRS 17 Insurance Contracts, which provides a comprehensive principle-based framework for the measurement and presentation of all insurance contracts. The new standard will replace IFRS 4 Insurance Contracts and requires insurance contracts to be measured using current fulfillment cash flows and for revenue to be recognized as the service is provided over the coverage period. The standard is required to be adopted retrospectively; if this is impractical, the modified retrospective or fair value method may be used.
On June 25, 2020, the IASB issued amendments to IFRS 17. The amendments are designed to make it easier for companies to explain their financial performance, reduce costs due to simplification of some requirements in the standard and ease transition by deferring the effective date of the standard by two years. The standard will be effective as of November 1, 2023 for the Bank. The Bank continues to monitor developments related to the standard and industry discussions on the application of the standard.
The implementation of IFRS 17 is a multi-year project consisting of technology implementation and policy and process changes. The project has an established structure and governance along with a Project Management Office to assist the Executive Steering and Project Operations Committees. The committees are comprised of representatives from Global Finance, Global Insurance Actuarial Services, Information Technology and the Insurance Business Operation. The Bank has selected its technology partner in implementing the system to capture data and prepare additional disclosures, including for the separate insurance legal entity financial statements, under the new standard. The Bank continues to assess and formulate the actuarial and accounting policies under IFRS 17 to quantify the impact of adopting the new standard.